UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2011

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  July 7, 2011

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$292,083

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      226  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      257  8190.00 SH       SOLE                  8190.00
ABBOTT LABORATORIES            com              002824100      283  5376.00 SH       SOLE                  5376.00
ADOBE SYSTEMS INC              com              00724f101     5242 166675.00SH       SOLE                166675.00
AMETEK INC NEW                 com              031100100     6986 155583.00SH       SOLE                155583.00
ANSYS INC                      com              03662q105     8453 154616.00SH       SOLE                154616.00
APOLLO GROUP INC CL A          com              037604105     5625 128770.00SH       SOLE                128770.00
AUTO DATA PROCESSING           com              053015103     8656 164318.67SH       SOLE                164318.67
BALCHEM CORP                   com              057665200     6484 148095.00SH       SOLE                148095.00
BB&T CORPORATION               com              054937107     7757 289015.00SH       SOLE                289015.00
BERKSHIRE HATHAWAY B NEW CLASS com              846702074      333  4300.00 SH       SOLE                  4300.00
C H ROBINSON WORLDWD NEW       com              12541W209     8582 108851.56SH       SOLE                108851.56
CERNER CORP                    com              156782104     6043 98883.00 SH       SOLE                 98883.00
CHURCH & DWIGHT CO INC         com              171340102     5206 128410.00SH       SOLE                128410.00
CISCO SYSTEMS INC              com              17275r102      607 38860.00 SH       SOLE                 38860.00
COCA COLA COMPANY              com              191216100      203  3011.00 SH       SOLE                  3011.00
COVANCE INC                    com              222816100     8414 141723.00SH       SOLE                141723.00
DANAHER CORP DEL               com              235851102    10713 202176.26SH       SOLE                202176.26
ECOLAB INC                     com              278865100     9607 170401.20SH       SOLE                170401.20
ENTERPRISE PRD PRTNRS LP       com              293792107      454 10506.60 SH       SOLE                 10506.60
EXPEDITORS INTL WASH           com              302130109     7915 154619.00SH       SOLE                154619.00
EXXON MOBIL CORPORATION        com              30231g102      976 11992.00 SH       SOLE                 11992.00
FASTENAL CO                    com              311900104      507 14100.00 SH       SOLE                 14100.00
FISERV INC                     com              337738108    11189 178647.00SH       SOLE                178647.00
GENERAL ELECTRIC COMPANY       com              369604103      501 26548.00 SH       SOLE                 26548.00
GOOGLE INC CLASS A             com              38259p508     5836 11524.00 SH       SOLE                 11524.00
ILLINOIS TOOL WORKS INC        com              452308109     9601 169966.32SH       SOLE                169966.32
INTEL CORP                     com              458140100      270 12184.00 SH       SOLE                 12184.00
JACOBS ENGINEERING GROUP INC   com              469814107     4914 113625.00SH       SOLE                113625.00
JOHNSON & JOHNSON              com              478160104     1595 23984.00 SH       SOLE                 23984.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      338  4650.00 SH       SOLE                  4650.00
LOWES COMPANIES INC            com              548661107      231  9900.00 SH       SOLE                  9900.00
MARSHALL & ILSLEY CP NEW       com              571837103      307 38551.00 SH       SOLE                 38551.00
MC DONALDS CORP                com              580135101      236  2800.00 SH       SOLE                  2800.00
MEDTRONIC INC                  com              585055106      268  6950.00 SH       SOLE                  6950.00
MICROSOFT CORP                 com              594918104     7995 307514.72SH       SOLE                307514.72
NBT BANCORP                    com              628778102      414 18711.00 SH       SOLE                 18711.00
NORTHERN TRUST CORP            com              665859104     6357 138313.00SH       SOLE                138313.00
ORACLE CORPORATION             com              68389X105     8451 256789.14SH       SOLE                256789.14
PAYCHEX INC                    com              704326107     7118 231714.20SH       SOLE                231714.20
PEPSICO INCORPORATED           com              713448108     8168 115967.00SH       SOLE                115967.00
PFIZER INCORPORATED            com              717081103      398 19301.00 SH       SOLE                 19301.00
PRIVATEBANCORP INC             com              742962103     5126 371441.48SH       SOLE                371441.48
PROCTER & GAMBLE               com              742718109     8173 128569.44SH       SOLE                128569.44
QUALCOMM INC                   com              747525103     9016 158759.00SH       SOLE                158759.00
RESMED INC                     com              761152107     7426 239929.00SH       SOLE                239929.00
ROVI CORP.                     com              779376102     5970 104085.00SH       SOLE                104085.00
SCHLUMBERGER LTD F             com              806857108     8620 99763.64 SH       SOLE                 99763.64
STARBUCKS CORP                 com              855244109     6437 163015.00SH       SOLE                163015.00
STERICYCLE INC                 com              858912108     9452 106064.00SH       SOLE                106064.00
STRATASYS INC                  com              862685104     4366 129569.00SH       SOLE                129569.00
STRYKER CORP                   com              863667101     5942 101245.51SH       SOLE                101245.51
SYSCO CORPORATION              com              871829107      263  8435.00 SH       SOLE                  8435.00
TARGET CORPORATION             com              87612E106     6807 145106.96SH       SOLE                145106.96
TJX COMPANIES                  com              872540109     5365 102135.00SH       SOLE                102135.00
U S BANCORP DEL NEW            com              902973304     7757 304061.97SH       SOLE                304061.97
WALGREEN COMPANY               com              931422109     8440 198773.38SH       SOLE                198773.38
WATERS CORP                    com              941848103    10108 105579.00SH       SOLE                105579.00